Inventory (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Cost, Overhead	$ 17,674	$ 17,974	$ 31,831
Prepaid inventory expenses	$ 879,000	$ 916,000